Loans Payable And Other Liabilities - Additional Information (Detail)																	12 Months Ended
	Dec. 31, 2021 CAD ($)	Oct. 29, 2021 USD ($)	Jun. 10, 2021 CAD ($) Instalments	Jun. 07, 2021 CAD ($) shares	Jun. 07, 2021 USD ($) shares	Jan. 28, 2021 CAD ($) Instalments	Dec. 31, 2020 CAD ($)	May 12, 2020 CAD ($)	Jan. 21, 2020 CAD ($)	Jan. 20, 2020 CAD ($) Instalments	Jul. 01, 2019 CAD ($) Instalments	Apr. 15, 2019 CAD ($)	Mar. 20, 2019 CAD ($)	Oct. 02, 2018 CAD ($)	Jul. 30, 2018 CAD ($)	Jan. 15, 2018 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 07, 2021 $ / shares
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Proceeds from borrowings																	$ 5,171,222		$ 499,129	$ 127,344
Repayment of borrowings	$ 242,863																902,863	$ 99,438	490,309	162,203
Borrowings interest rate		15.49%										68.00%
Borrowings	7,422,247						$ 30,000										7,422,247		30,000	31,181	$ 66,040	$ 351,278
Net credit facility fees payable	2,288,965																2,288,965
Interest and accretion expense on debt																			765,000
Debt instrument unamortized discount	231,035																231,035
Asset acquired at fair value																		$ 354,853
Finders Fees					$ 2,037,000
Legal And Filling Fees					$ 225,039
Directors [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Refinanced Of Borrowings		$ 594,141
Officer [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Refinanced Of Borrowings		$ 478,500
Canadian Senior Debt Master Fund L P [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Proceeds from borrowings																			40,000
Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Class of warrants or rights issued during the period units | shares				225,000	225,000
Class of warrants or rights issued during the period value				$ 752,559
Class of warrants or rights exercise price per share | $ / shares																							$ 5.62
Class of warrants or rights maturity				60 months	60 months
Deferred financing costs payable				$ 2,520,000
Interest and accretion expense on debt																	97,310
Interest payable on borrowings current	38,565																38,565
Debt issuance costs incurred																	5,303,563
Amortization of debt issuance costs																	1,378,820
Deferred financing costs net	3,924,743																3,924,743
Borrowings, Unused commitment fee																	19,454
Borrowings, Unused commitment fee, Outstanding	2,135																2,135
Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member] | Tranche Three [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Deferred financing costs payable				630,000
Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member] | Credit Facility Fees [Member] | Tranche One [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Deferred financing costs payable				630,000
Payments for debt issue costs				210,000
Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member] | Credit Facility Fees [Member] | Tranche Two [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Deferred financing costs payable				630,000
Payments for debt issue costs				105,000
Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member] | Credit Facility Fees [Member] | Tranche Three [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Deferred financing costs payable				105,000
Payments for debt issue costs				105,000
Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member] | Credit Facility Fees [Member] | Tranche Five [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Payments for debt issue costs				105,000
Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member] | Other Financing Fees [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Payments for debt issue costs																	2,262,039
CEBA Loan [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Forgiveness of debt																			10,000
Repayment of borrowings																			$ 30,000
Revolving Line Of Credit [Member] | Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Notional amount				$ 20,000,000
Borrowings interest rate				9.95%
Debt instrument unused commitement fee percentage				1.00%	1.00%
Senior Secured Asset Term Loan [Member] | Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Notional amount				$ 50,000,000
Borrowings interest rate				9.95%
Debt instrument extension of maturity period				12 months	12 months
Financing Agreement [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Borrowings maturity																January 13, 2020					January 13, 2020
Financing Agreement [Member] | Agreement One For The Purchase Of Production Equipment One [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Repayment of borrowings						$ 15,416
Notional amount						369,989
Borrowings	343,000																343,000
Commitement towards capital expenditure						$ 569,214
Percentage of the purchase price paid						35.00%
Part payment towards capital expenditure						$ 199,225
Accretion to borrowings																	3,563
Debt instrument principal payment to be peridically made																	15,416
Number Of Instalments of debt | Instalments						24
Financing Agreement [Member] | Agreement Two For The Purchase Of Production Equipment Two [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Repayment of borrowings						$ 17,045
Notional amount						409,083
Borrowings	379,242																379,242
Commitement towards capital expenditure						$ 629,358
Percentage of the purchase price paid						35.00%
Part payment towards capital expenditure						$ 220,275
Financial liabilities at fair value	392,133																392,133
Accretion to borrowings																	4,154
Debt instrument principal payment to be peridically made																	17,045
Number Of Instalments of debt | Instalments						24
Financing Agreement [Member] | Agreement Two For The Purchase Of Production Equipment Three [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Repayment of borrowings			$ 661
Notional amount			15,868
Borrowings	15,371																15,371
Commitement towards capital expenditure			$ 24,412
Percentage of the purchase price paid			35.00%
Part payment towards capital expenditure			$ 8,544
Financial liabilities at fair value	15,225																15,225
Accretion to borrowings																	146
Number Of Instalments of debt | Instalments			24
Financing Agreement [Member] | Loan Agreement [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Proceeds from borrowings												$ 37,344				$ 56,550
Repayment of borrowings																				49,987
Borrowings interest rate																23.08%
Origination fee												1,556				$ 3,450
Borrowings maturity																			September 4, 2019
Periodic payment of debt, Each business day												480
Original issue discount on borrowings												$ 11,087
Oustanding Principal Loan																				37,344
Oustanding Interest Principal Loan																				12,643
Financing Agreement [Member] | Future Receivables Sale Agreement [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Proceeds from borrowings									$ 37,183				$ 50,000	$ 17,600	$ 15,000
Notional amount													$ 64,500	$ 22,704	$ 19,350
Percentage of remittance of daily payment on future sales													15.00%	15.00%	15.00%
Remaining Obligation Fullfillment														$ 22,704						$ 5,514
Financing Agreement [Member] | Future Receivables Sale Agreement [Member] | Bottom of range [member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Borrowings, Remaining balance									10,277
Financing Agreement [Member] | Future Receivables Sale Agreement [Member] | Top of range [member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Borrowings, Remaining balance									$ 64,500
Financing Agreement [Member] | Loan Agreement For The Purchase Of A Vehicle [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Number Of Instalments of debt | Instalments											10
Borrowings maturity											May 1, 2020
Down payment made											$ 15,000
Periodic payment of debt											$ 4,000
Financing Agreement [Member] | Business Loan And Security Agreement [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Proceeds from borrowings										$ 42,720
Number Of Instalments of debt | Instalments										113
Origination fee										$ 1,780
Borrowings maturity										July 6, 2020
Periodic payment of debt, Each business day										$ 504
Original issue discount on borrowings										$ 12,460
Financing Agreement [Member] | Capital Agreement [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Proceeds from borrowings								$ 170,000
Notional amount								$ 181,900
Percentage of remittance of daily payment on future sales								17.00%
Financing Agreement [Member] | Revenue Share Agreements [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Proceeds from borrowings							209,226												$ 209,226
Notional amount							$ 235,406												235,406
Cash back credits on loan																			$ 6,262
Financing Agreement [Member] | Revenue Share Agreements [Member] | Bottom of range [member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Percentage of remittance of daily payment on future sales							8.00%												8.00%
Financing Agreement [Member] | Revenue Share Agreements [Member] | Top of range [member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Percentage of remittance of daily payment on future sales							11.00%												11.00%
Revolving Line Of Credit And Senior Secured Term Loan [Member] | Canadian Senior Debt Master Fund L P [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Interest and accretion expense on debt																	180,522
Revolving Line Of Credit And Senior Secured Term Loan [Member] | Canadian Senior Debt Master Fund L P [Member] | Waygar Capital Inc [Member]
Disclosure Of Loans Payable And Other Liabilities [Line Items]
Interest payable on borrowings current	$ 4,577,081																$ 4,577,081